Investments in subsidiary undertakings, joint ventures and associates - Equity method and fair value through profit or loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiary undertakings, joint ventures and associates
Fair value of associates accounted for at fair value through profit or loss	$ 600	$ 700
Share of profit from joint ventures and associates, net of related tax	352	517	$ 397
Other comprehensive income in the joint ventures and associates	0	0	0
Unrecognised share of losses of a joint venture	0	0	0
Unrecognised share of losses of a associate	0	0	0
Contingent liabilities in relation to interests in joint ventures	0	0	0
Capital commitments in relation to interests in joint ventures	0	0	0
Shareholder-backed | Operating segments
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	352	517	397
Shareholder-backed | Operating segments | CPL
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	278	394	268
Shareholder-backed | Operating segments | Hong Kong
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	9	3	2
Shareholder-backed | Operating segments | Malaysia
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	28	30	28
Shareholder-backed | Operating segments | Growth markets and other
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	(110)	(27)	(7)
Other items included in share of profit from joint ventures and associates, net of related tax	(38)	(103)	(64)
Shareholder-backed | Operating segments | Insurance operations
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	205	400	291
Shareholder-backed | Operating segments | Eastspring
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	$ 147	$ 117	$ 106